Other liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Other Liabilities [Abstract]
Disclosure of detailed information about other non-current liabilities
	March 31, 2024	March 31, 2023
Other liabilities	53,945	55,877
	53,945	55,877
Financial liabilities included in other liabilities	17,945	19,877